Litigation (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011	Dec. 31, 2010 2009 Settlement Agreement with TSMC [Member] USD ($) year	Dec. 31, 2009 2009 Settlement Agreement with TSMC [Member] USD ($)	Dec. 31, 2010 2009 Settlement Agreement with TSMC [Member]
Loss Contingencies [Line Items]
Termination of obligation for remaining payments under previous Settlement Agreement						$ 40,000,000
Aggregate payables to TSMC						200,000,000
Paid upon execution						15,000,000
Loss Contingency Accrual, Period of Installment						four years
Issuance of ordinary shares relating to litigation settlement, Number of Shares		1,789,493,218			1,789,493,218
Exercisable Period of Warrant					3
Number of Shares Called by Warrants or Rights							695,914,030
Exercise Price of Warrants				5.39			1.30
Ownership Percentage obtained due to Exercise of Warrants							2.78%
Equity Issuance, Date					Jul. 05, 2010
Gain (Loss) Related to Litigation Settlement	0	0	(269,637,431)			269,600,000
Change in the fair value of commitment to issue shares and warrants	$ 0	$ 29,815,453	$ 30,100,793		$ 29,800,000	$ 30,100,000